Financial instruments and related risk management (Liquidity Risk Tables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 2,053,773	$ 2,394,884
Contractual cash flows	2,061,874
Total interest payments on long-term debt	304,933
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	992,736
Total interest payments on long-term debt	58,953
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	462,918
Total interest payments on long-term debt	83,180
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,662
Total interest payments on long-term debt	59,580
Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	603,558
Total interest payments on long-term debt	103,220
Accounts Payable And Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	619,035
Contractual cash flows	619,035
Accounts Payable And Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	619,035
Accounts Payable And Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable And Accrued Liabilities [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	1,281,290
Contractual cash flows	1,287,680
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	287,680
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	600,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	140,437
Contractual cash flows	140,437
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	82,570
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	57,521
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	346
Foreign currency contracts [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate swap contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	3,172
Contractual cash flows	3,172
Interest rate swap contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,320
Interest rate swap contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,852
Interest rate swap contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Interest rate swap contracts [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease Obligation [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	9,839
Contractual cash flows	11,550
Lease Obligation [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,131
Lease Obligation [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,545
Lease Obligation [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	2,316
Lease Obligation [Member] | Later Than Five Years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,558
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,890,028
Committed and outstanding	1,527,815
Available borrowing facility	$ 362,213